DERIVATIVES AND FINANCIAL INSTRUMENTS (Schedule of Sensitivity Analysis) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Profit or loss	$ (28,991)	$ (22,658)	$ (38,661)
Euro [Member] | 10% Strengthening US Dollar [Member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Profit or loss	2,282	1,818
Euro [Member] | 10% Weakening US Dollar [Member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Profit or loss	$ (2,790)	$ (2,222)